PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Impairment of intangible assets	$ 253,411
Depreciation	$ 73,376	$ 79,468	$ 342,028	$ 273,915
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years		5 years